Retirement-Related Benefits - Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount Rate
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate		$ (4,000)	$ 2,500
U.S.
Rate of Compensation Increases and Mortality Rate
Increase (decrease) in benefit obligations due to change in mortality rate assumptions		$ (27)	$ (345)
Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized		5 years
Pension Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		3.40%	3.80%	4.00%
Expected long-term returns on plan assets		5.25%	5.75%	7.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		4.10%	3.40%	3.80%
Discount Rate
Increase (decrease) in net periodic income from change in discount rate		$ (124)	$ (64)	$ 103
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate		(3,239)	1,962
Expected Long-Term Returns on Plan Assets
Increase (decrease) in net periodic income due to change in expected long-term rate of return on plan assets		$ (256)	$ (656)	$ (268)
Pension Plans | U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	5.25%
Pension Plans | U.S. | Personal Pension Plan (PPP)
Interest Crediting Rate
Percentage interest rate added to average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)		1.00%
Interest crediting rate		2.30%	1.60%	1.30%	1.10%
Increase (decrease) in net periodic income from change in interest crediting rate		$ (25)	$ (14)	$ (7)
Pension Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		1.76%	1.80%	2.40%
Expected long-term returns on plan assets		3.62%	3.77%	5.53%
Rate of compensation increase		2.41%	2.45%	2.40%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		1.85%	1.76%	1.80%
Rate of compensation increase		2.18%	2.41%	2.45%
Nonpension Postretirement Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		3.30%	3.60%	3.70%
Expected long-term returns on plan assets
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		3.90%	3.30%	3.60%
Discount Rate
Increase (decrease) in APBO due to changes in discount rate		$ (153)	$ 88
Nonpension Postretirement Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		7.28%	8.26%	7.06%
Expected long-term returns on plan assets		8.91%	10.47%	9.95%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		7.48%	7.28%	8.26%
Retiree Health Benefits
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year		6.25%
Ultimate healthcare cost trend rate		5.00%
Year that rate reaches ultimate trend rate		2023
Effect of one percentage point increase on net periodic cost
Effect of one percentage point decrease on net periodic cost
Effect of one percentage point increase on benefit obligation
Effect of one percentage point decrease on benefit obligation